Income Taxes - Additional Information (Detail) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 38,420,865
Uncertain Tax Position Recognition Threshold Percentage	50.00%
Unrecognized Tax Benefits	$ 0
Accrued Tax Penalties	0
Income Tax Expense (Benefit)	0	$ 0
Income tax expense on pre-tax loss	$ (152,717,402)	$ (188,134,733)
Effective Income Tax Rate Reconciliation, Percent		0.00%